Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000022342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Total Bond Market Trust (Series NAV/JAGUX)
Accumulated Value	$ 10,000		$ 10,244.6383	$ 10,586.705339	$ 10,560.799989	$ 11,437.252925	$ 12,281.895998	$ 12,053.99289	$ 10,443.522063	$ 10,995.497816	$ 11,121.192629	$ 11,889.683165
C000117966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Total Bond Market Trust (Series II/JAGVX)
Accumulated Value	10,000		10,218.5253	10,533.218786	10,481.220603	11,322.131867	12,127.368452	11,872.672734	10,260.73836	10,776.142225	10,862.781008	11,587.212595
C000117965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Total Bond Market Trust (Series I/JTBMX)
Accumulated Value	10,000		10,239.3043	10,565.234053	10,544.828466	11,413.682894	12,238.87927	12,016.977007	10,395.66822	10,952.0895	11,060.094297	11,819.201989
C000022375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Core Bond Trust (Series I/JADKX)
Accumulated Value	10,000		10,274.0407	10,623.871067	10,561.426184	11,440.54388	12,426.893803	12,183.726706	10,517.816391	11,128.085551	11,293.269072	12,077.119858
C000022376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Core Bond Trust (Series II/JAAEX)
Accumulated Value	10,000		10,253.7859	10,582.503409	10,499.204503	11,343.846817	12,308.562262	12,034.173022	10,372.044814	10,953.643328	11,087.216217	11,837.483482
C000022374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Core Bond Trust (Series NAV/JVCNX)
Accumulated Value	10,000		10,272.489	10,629.104106	10,571.460986	11,452.633699	12,459.9454	12,212.451386	10,549.011579	11,169.907623	11,341.936264	12,139.207806
C000022418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Trust (Series NAV/JAEKX)
Accumulated Value	10,000		10,314.8936	11,213.478444	11,018.461588	11,720.150167	13,349.304953	13,074.559437	11,642.077757	12,598.398422	12,564.079251	13,770.679145
C000022420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Trust (Series II/JAEHX)
Accumulated Value	10,000		10,291.5952	11,164.393073	10,937.652846	11,602.972112	13,184.51685	12,887.024444	11,435.31261	12,346.875353	12,296.818034	13,428.264124
C000022419 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Opportunistic Fixed Income Trust (Series I/JAEJX)
Accumulated Value	10,000		10,305.0847	11,207.190887	10,994.719134	11,695.874802	13,308.917457	13,040.131758	11,590.139654	12,543.691969	12,503.99432	13,692.641025
C000022431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Active Bond Trust (Series I/JAHFX)
Accumulated Value	10,000		10,433.9541	10,939.268202	10,873.327059	11,879.556706	12,924.158677	12,850.530004	11,071.262582	11,782.89367	12,047.783253	12,937.629874
C000022432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Active Bond Trust (Series II/JAHEX)
Accumulated Value	10,000		10,423.4942	10,905.910189	10,818.6869	11,795.101413	12,805.38346	12,706.610415	10,925.482012	11,603.830987	11,843.329069	12,693.752696
C000022430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Active Bond Trust (Series NAV/JAHDX)
Accumulated Value	10,000		10,449.7833	10,960.990565	10,900.557363	11,913.918631	12,954.112263	12,899.267402	11,121.338415	11,841.471657	12,097.775811	13,011.864758
C000022446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		High Yield Trust (Series NAV/JAEMX)
Accumulated Value	10,000		11,656.2203	12,526.083924	12,147.435438	14,089.319851	14,902.116088	15,764.089055	13,703.564817	15,467.556746	16,888.784381	18,147.2535
C000022448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		High Yield Trust (Series II/JAEOX)
Accumulated Value	10,000		11,615.8326	12,444.187824	12,052.08727	13,919.850215	14,708.616579	15,542.268608	13,452.56692	15,160.451006	16,481.692801	17,676.240735
C000022447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		High Yield Trust (Series I/JAELX)
Accumulated Value	10,000		11,626.4328	12,498.446768	12,122.017923	14,020.618434	14,835.785182	15,699.772353	13,619.147776	15,396.387862	16,773.9033	18,024.547246
C000022568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investment Quality Bond Trust (Series I/JADUX)
Accumulated Value	10,000		10,429.2578	10,909.398928	10,820.321504	11,833.600899	12,942.442556	12,779.549492	10,878.513422	11,584.2015	11,815.566733	12,639.101927
C000022569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investment Quality Bond Trust (Series II/JADSX)
Accumulated Value	10,000		10,408.2082	10,855.969109	10,755.451086	11,739.343726	12,814.073366	12,627.655252	10,726.309706	11,399.625909	11,606.773869	12,380.597947
C000022567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investment Quality Bond Trust (Series NAV/JAJNX)
Accumulated Value	10,000		10,426.404	10,913.873211	10,839.981487	11,853.6455	12,974.70592	12,817.779187	10,910.762561	11,627.241352	11,866.043495	12,689.617398
C000022740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Trust (Series I/JESNX)
Accumulated Value	10,000		10,512.0553	11,099.712935	10,541.106895	11,690.82827	12,695.497835	12,810.082574	11,521.385449	12,370.487938	12,754.545694	13,712.927104
C000022741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Trust (Series II/JESPX)
Accumulated Value	10,000		10,498.1432	11,061.859476	10,477.038103	11,603.333424	12,573.875683	12,661.713384	11,357.457384	12,178.972033	12,533.924519	13,438.763696
C000022739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Income Opportunities Trust (Series NAV/JVRNX)
Accumulated Value	10,000		10,518.7551	11,113.908262	10,558.261861	11,719.330267	12,726.773352	12,848.102773	11,556.976882	12,427.6378	12,820.61636	13,782.87349
C000073237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Short Term Government Income Trust (Series NAV/JAFYX)
Accumulated Value	10,000		10,062.2014	10,124.549315	10,214.448023	10,565.39133	10,950.619444	10,782.243376	10,088.683658	10,479.266138	10,772.620094	11,321.2552
C000073239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Short Term Government Income Trust (Series II/JAFWX)
Accumulated Value	10,000		10,045.1844	10,082.270417	10,146.370064	10,469.046244	10,823.978319	10,630.896622	9,921.598203	10,281.778808	10,536.625342	11,058.107059
C000073238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Short Term Government Income Trust (Series I/JAJPX)
Accumulated Value	10,000		10,057.1582	10,114.407668	10,198.990414	10,544.233685	10,923.352767	10,749.979278	10,053.220769	10,446.82849	10,724.818805	11,275.622655
C000078286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Select Bond Trust (Series I/JAFZX)
Accumulated Value	10,000		10,306.1801	10,684.378571	10,638.359029	11,590.344608	12,642.479582	12,491.334061	10,717.471939	11,370.706248	11,579.023727	12,443.717892
C000078287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Select Bond Trust (Series II/JHBDX)
Accumulated Value	10,000		10,285.265	10,641.234936	10,574.143333	11,497.095485	12,515.2248	12,340.825393	10,566.472378	11,187.989325	11,362.846186	12,199.23041
C000078285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Select Bond Trust (Series NAV/JAGBX)
Accumulated Value	10,000		10,319.2638	10,695.426764	10,654.457825	11,614.178144	12,675.261654	12,529.893134	10,755.387866	11,416.971133	11,631.766831	12,507.031463
C000090651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ultra Short Term Bond Trust (Series NAV/JAGFX)
Accumulated Value	10,000		10,066.1779	10,128.30937	10,283.512038	10,599.863822	10,771.015159	10,726.534205	10,631.926602	11,135.779877	11,693.625545	12,200.802174
C000090650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ultra Short Term Bond Trust (Series II/JAGEX)
Accumulated Value	10,000		10,032.4323	10,078.398698	10,198.655562	10,495.849076	10,629.933338	10,559.364081	10,449.194329	10,910.076107	11,431.542505	11,890.813299
C000090649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ultra Short Term Bond Trust (Series I/JAGJX)
Accumulated Value	10,000		10,052.4542	10,118.579043	10,260.077455	10,579.802296	10,734.942084	10,685.041457	10,594.925527	11,082.369338	11,632.713482	12,132.282922
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,264.7242	10,628.285026	10,629.479539	11,556.037877	12,423.507461	12,231.930516	10,640.540944	11,228.839002	11,369.226102	12,199.284318
Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond (USD Hedged) Index
Accumulated Value	10,000		10,394.8538	10,710.415054	10,899.221249	11,794.717834	12,453.53468	12,281.264063	10,903.413451	11,682.629928	12,079.323557	12,666.835522
Bloomberg U S High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,712.9285	12,591.703142	12,329.281975	14,094.688312	15,088.020914	15,881.635424	14,105.903256	16,002.189312	17,313.338295	18,806.132412
ICE BofA U S High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Accumulated Value	10,000		11,748.8647	12,628.059385	12,342.04129	14,120.69038	14,991.450942	15,795.529257	14,023.60337	15,910.864853	17,215.69515	18,679.622146
Bloomberg U S Government 1 5 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government 1-5 Year Bond Index
Accumulated Value	10,000		10,101.6893	10,171.425605	10,326.571784	10,763.657979	11,231.064875	11,098.278198	10,492.204222	10,952.345609	11,315.56887	11,975.627049
ICE BofA 6 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 6-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000		$ 10,067.3122	$ 10,163.372278	$ 10,358.535247	$ 10,624.50307	$ 10,735.684564	$ 10,744.932068	$ 10,888.539374	$ 11,448.69364	$ 12,061.356169	$ 12,577.045845